Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus, as supplemented of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2018
Effective at the close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares. Accordingly, at such time the information under the subsection "Performance Information" in the "Summary of the Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class T shares for the period from July 28, 2011 through June 17, 2012, and of the Fund’s Class A shares for periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Additionally, the returns shown in the bar chart include the performance of the Fund’s Class T shares (without sales charges) for the period from January 1, 2012 through June 17, 2012 (performance of Class A shares is shown for all other periods since the Fund no longer offers Class T shares). Class T shares were offered prior to the Fund’s Class A shares but have since been merged into the Fund’s Class A shares. Share classes with expenses that are higher than Class T and/or Class A shares will have performance that is lower than Class T and/or Class A shares (without sales charges).
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2016	13.28%
	Worst	4th Quarter 2014	-14.74%
*	Year to Date return as of September 30, 2018: -4.10%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2017)
	Share Class Inception Date	1 Year	5 Years	Life of Fund*
Class A
returns before taxes	06/18/2012	-4.43%	-10.63%	-9.44%
returns after taxes on distributions		-4.43%	-10.63%	-9.44%
returns after taxes on distributions and sale of Fund shares		-2.51%	-7.63%	-6.69%
Class Adv returns before taxes	03/19/2013	1.70%	-9.36%	-8.44%
Class C returns before taxes	06/18/2012	-0.25%	-10.23%	-9.29%
Class Inst returns before taxes	06/18/2012	1.71%	-9.37%	-8.44%
Class Inst2 returns before taxes	01/08/2014	1.73%	-9.35%	-8.44%
Class Inst3 returns before taxes	10/01/2014	1.94%	-9.34%	-8.43%
Class R returns before taxes	06/18/2012	1.28%	-9.80%	-8.84%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)		1.70%	-8.45%	-8.99%

*	Returns shown for periods prior to the inception date of a class include the returns of the Fund's Class T shares for the period from July 28, 2011 through June 17, 2012 and of the Fund's Class A shares for the periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Class T shares were offered prior to the Fund's Class A shares but have since been merged into the Fund's Class A shares.
The rest of the section remains the same.

Columbia Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus, as supplemented of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2018
Effective at the close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares. Accordingly, at such time the information under the subsection "Performance Information" in the "Summary of the Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class T shares for the period from July 28, 2011 through June 17, 2012, and of the Fund’s Class A shares for periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Additionally, the returns shown in the bar chart include the performance of the Fund’s Class T shares (without sales charges) for the period from January 1, 2012 through June 17, 2012 (performance of Class A shares is shown for all other periods since the Fund no longer offers Class T shares). Class T shares were offered prior to the Fund’s Class A shares but have since been merged into the Fund’s Class A shares. Share classes with expenses that are higher than Class T and/or Class A shares will have performance that is lower than Class T and/or Class A shares (without sales charges).
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2016	13.28%
	Worst	4th Quarter 2014	-14.74%
*	Year to Date return as of September 30, 2018: -4.10%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2017)
	Share Class Inception Date	1 Year	5 Years	Life of Fund*
Class A
returns before taxes	06/18/2012	-4.43%	-10.63%	-9.44%
returns after taxes on distributions		-4.43%	-10.63%	-9.44%
returns after taxes on distributions and sale of Fund shares		-2.51%	-7.63%	-6.69%
Class Adv returns before taxes	03/19/2013	1.70%	-9.36%	-8.44%
Class C returns before taxes	06/18/2012	-0.25%	-10.23%	-9.29%
Class Inst returns before taxes	06/18/2012	1.71%	-9.37%	-8.44%
Class Inst2 returns before taxes	01/08/2014	1.73%	-9.35%	-8.44%
Class Inst3 returns before taxes	10/01/2014	1.94%	-9.34%	-8.43%
Class R returns before taxes	06/18/2012	1.28%	-9.80%	-8.84%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)		1.70%	-8.45%	-8.99%

*	Returns shown for periods prior to the inception date of a class include the returns of the Fund's Class T shares for the period from July 28, 2011 through June 17, 2012 and of the Fund's Class A shares for the periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Class T shares were offered prior to the Fund's Class A shares but have since been merged into the Fund's Class A shares.
The rest of the section remains the same.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class T shares for the period from July 28, 2011 through June 17, 2012, and of the Fund’s Class A shares for periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Additionally, the returns shown in the bar chart include the performance of the Fund’s Class T shares (without sales charges) for the period from January 1, 2012 through June 17, 2012 (performance of Class A shares is shown for all other periods since the Fund no longer offers Class T shares). Class T shares were offered prior to the Fund’s Class A shares but have since been merged into the Fund’s Class A shares. Share classes with expenses that are higher than Class T and/or Class A shares will have performance that is lower than Class T and/or Class A shares (without sales charges).

Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.<br/><br/>The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%)<br/>as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2016 13.28% Worst 4th Quarter 2014 -14.74%
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Class A share performance (without sales charges) is shown in the bar chart because Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.<br/><br/>Additionally, the returns shown in the bar chart include the performance of the Fund’s Class T shares (without sales charges) for the period from January 1, 2012 through June 17, 2012 (performance of Class A shares is shown for all other periods since the Fund no longer offers Class T shares). Class T shares were offered prior to the Fund’s Class A shares but have since been merged into the Fund’s Class A shares. Share classes with expenses that are higher than Class T and/or Class A shares will have performance that is lower than Class T and/or Class A shares (without sales charges).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2017)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Returns shown for periods prior to the inception date of a class include the returns of the Fund's Class T shares for the period from July 28, 2011 through June 17, 2012 and of the Fund's Class A shares for the periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Class T shares were offered prior to the Fund's Class A shares but have since been merged into the Fund's Class A shares.
Columbia Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2012	rr_AnnualReturn2012	3.11%	[1]
2013	rr_AnnualReturn2013	(11.11%)	[1]
2014	rr_AnnualReturn2014	(21.36%)	[1]
2015	rr_AnnualReturn2015	(23.92%)	[1]
2016	rr_AnnualReturn2016	12.17%	[1]
2017	rr_AnnualReturn2017	1.45%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	(10.63%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(9.44%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Columbia Commodity Strategy Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	(9.36%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.44%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	(10.23%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(9.29%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Columbia Commodity Strategy Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	(9.37%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.44%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Columbia Commodity Strategy Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	(9.35%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.44%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2014
Columbia Commodity Strategy Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	(9.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.43%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Columbia Commodity Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	(9.80%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.84%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Columbia Commodity Strategy Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	(10.63%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(9.44%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Columbia Commodity Strategy Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	(7.63%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(6.69%)	[2]
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Columbia Commodity Strategy Fund | Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	(8.45%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.99%)	[2]

[1]	Year to Date return as of September 30, 2018: -4.10%
[2]	Returns shown for periods prior to the inception date of a class include the returns of the Fund's Class T shares for the period from July 28, 2011 through June 17, 2012 and of the Fund's Class A shares for the periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Class T shares were offered prior to the Fund's Class A shares but have since been merged into the Fund's Class A shares.